SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities
Segment assets	$ 113,671	$ 125,230
Unallocated assets:
Income tax assets (current and deferred)	7,711	10,137
Cash and cash equivalents and short-term investments	30,277	23,564	$ 77,109	$ 101,953
Total assets as reported in the Group balance sheet	151,659	192,974
Segment liabilities	99,540	116,636
Unallocated liabilities:
Income tax liabilities (current and deferred)	8,065	11,142
Total liabilities as reported in the Group balance sheet	107,605	127,778
Americas [Member]
Assets and liabilities
Segment assets	75,658	88,714
Unallocated assets:
Segment liabilities	8,946	11,486
Ireland [Member]
Assets and liabilities
Segment assets	38,009	36,513
Unallocated assets:
Segment liabilities	90,444	104,901
Other Countries [Member]
Assets and liabilities
Segment assets	4	3
Unallocated assets:
Segment liabilities	$ 150	$ 249